Financial risk management - Narrative, Interest Rate Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	£ 8,862,200	£ 7,148,892
Cash and balances at central banks	78,110	91,388	[1]	£ 76,420	[1]
Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	620,018	403,942
Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Hedging instrument, liabilities	345	493
Gains on hedging instrument, fair value hedges	(2,663)	1,284
Gains on hedged item attributable to hedged risk, fair value hedges	2,396	(1,325)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(267)	(41)		177
Fair value hedges | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	153,639	152,662
Fair value hedges | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	35	35
Fair value hedges | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	153,674	152,697
Fair value hedges | Hedging | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	153,639	152,662
Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	463,660	249,703
Hedging instrument, liabilities		(2)
Hedging instrument, assets	1
Gain (loss) on hedge ineffectiveness recognised in profit or loss	19	(10)		£ (69)
Cash flow hedges | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	463,660	249,703
Cash flow hedges | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	2,684	1,542
Cash flow hedges | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	466,344	251,245
Cash flow hedges | Hedging | Currency swaps
FINANCIAL RISK MANAGEMENT (Details) - Narrative, Interest Rate Risk [Line Items]
Notional amount	£ 463,660	£ 249,703

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.